EQUITY - Dividend policy (Details) - $ / shares	1 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	May 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Aug. 31, 2017	May 31, 2017	Jan. 31, 2017
Series A
EQUITY
Interim dividend per share	$ 21.50	$ 21.50			$ 21.50	$ 19.00			$ 19.00
Final dividend per share				$ 21.50				$ 19.00
Additional dividend paid per share			$ 21.50				$ 19.00
Series B Share
EQUITY
Interim dividend per share	$ 23.65	$ 23.65			$ 23.65	$ 20.90			$ 20.90
Final dividend per share				$ 23.65				$ 20.90
Additional dividend paid per share			$ 23.65				$ 20.90